Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Manufacturing and Commercial Supply Agreement

In June 2020, the Company entered into a dedicated manufacturing and commercial supply agreement (the “Manufacturing Agreement”) with a supplier pursuant to which the supplier will reserve certain amounts of manufacturing capacity in its manufacturing facility to supply the Company with its lead product candidate, FLT180a for the treatment of hemophilia B. As consideration for the reserved manufacturing capacity, the Company is required to pay the supplier an annual capacity access fee, excluding any purchase commitment or other fees. Further, the Company was required to make an advance, non-refundable payment to the supplier upon execution of the Manufacturing Agreement. The advance payment is recorded within prepaid, other current assets and other non-current assets and will be applied as a credit towards the annual capacity access fee over eight calendar quarters beginning January 1, 2021.

The Company has committed to an annual minimum purchase commitment, subject to inflationary annual increases, throughout the term of the Manufacturing Agreement. The term of the Manufacturing Agreement is effective as of June 30, 2020 and will continue until December 31, 2027. The term will automatically renew for successive three-year periods unless the Company notifies the supplier of its intention not to renew (no less than twelve months prior to the expiration of the term).

This contract has been included within the contractual obligations table below.

Legal Proceedings

From time to time, the Company may be a party to litigation or subject to claims incident to the ordinary course of business. Regardless of the outcome, litigation is subject to inherent uncertainties and could adversely impact the Company’s reputation, operations, and its operating results or overall financial condition. Currently, there are no pending material legal proceedings to which the Company is a party or to which any of its property is subject, and the Company did not have contingency reserves established for any liabilities as of December 31, 2021 and December 31, 2020. When appropriate in management’s estimation, the Company will record adequate reserves in its financial statements for pending litigation.

Lease Agreements

The Company’s corporate headquarters is located in Stevenage, United Kingdom, for which, as of December 31, 2021, the Company leased spaces under several leases through end dates ranging from January 2022 to June 2023, some of which can be terminated by either party or by the Company only with two months’ advanced notice. The leases related to this facility are classified as operating leases.

In September 2020, the Company signed an agreement to enter into a lease with Kadans Science Partner 2 UK Limited. The agreement requires the Company to enter into a ten years lease, contingent upon the landlord completing the required leasehold improvements. The expected lease commencement date is on April 28, 2022, although there will be a rent free period of at least four months under the lease. As of December 31, 2021, the Company capitalized $1.0 million as leasehold improvements. The Company did not include future minimum payments in the lease payment schedule, as the lease has not been entered into as of December 31, 2021 .

The Company recorded rent expense of $15.4 million, $4.2 million and $3.1 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Contractual Obligations

The following table summarizes the Company’s contractual obligations as of December 31, 2021, and the effects that such obligations are expected to have on its liquidity and cash flows in future periods (in thousands):

		Years Ended December 31,
	Total	2022	2023 and 2024	2025 and 2026	Thereafter
Operating lease commitments	$85,590	$13,240	$28,783	$25,161	$18,406
Purchase obligations	36,800	6,800	12,000	12,000	6,000
Liability for employee severance benefits	2,362	2,362	—	—	—
Total	$124,752	$22,402	$40,783	$37,161	$24,406

Indemnification Agreements

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.

In accordance with the Articles of Association in force on December 31, 2021, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date, and the Company has director and officer insurance that may enable it to recover a portion of any amounts paid for future potential claims.